Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information of long-term debt, activity [Table Text Block]
	2018	2017
	$	$

Balance - January 1	464,308	45,780
New debt – convertible debentures(ii)	-	279,469
Transaction costs – convertible debentures(ii)	-	(10,735)
New debt – revolving credit facility(iii)	-	147,323
Repayment of debt – revolving credit facility	(123,475)	-
Amortization of transaction costs	2,036	427
Accretion expense	4,456	1,336
Foreign exchange revaluation impact	5,444	708

Balance - December 31	352,769	464,308

Disclosure of detailed information about borrowings [Table Text Block]
	December 31,	December 31,
	2018	2017
	$	$

Convertible debentures(i),(ii)	350,000	350,000
Revolving credit facility(iii)	30,000	148,031
Long-term debt	380,000	498,031
Unamortized debt issuance costs	(8,867)	(10,903)
Unamortized accretion on convertible debentures	(18,364)	(22,820)

Long-term debt, net of issuance costs	352,769	464,308

Current portion	-	-
Non-current portion	352,769	464,308

	352,769	464,308